Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Balance, at beginning of the period	$ 27,682
Additions	12,456
Amortization	(4,847)
Write-off and other movements (Note 7)	(530)
Balance, at end of the period	$ 34,761